Risk management - Schedule of Detailed Information About Hedging Instruments Explanatory (Details) - Currency swap contract - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Red de Energa del Per
Risk management
Hedging instrument assets		$ 48,195
Intervial Chile
Risk management
Hedging instrument assets	$ 44,134	77,229
Oleoducto Central S.A.
Risk management
Hedging instrument assets	$ 223,091
Hedging instrument liabilities		$ (137,242)